Financial Instruments (Schedule of Maximum Exposure to Credit Risk) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Trade receivables including long-term amounts	₪ 1,451	₪ 1,522
Loans and other receivables including long-term amounts	293	138
Investment in debt securities and deposits	428	362
Cash and cash equivalents in banks	1,006	1,202	₪ 527	₪ 1,240
Derivative financial instrument	1	6
Maximum exposure to credit risk	₪ 3,179	₪ 3,230